Form N-1A Supplement	Aug. 20, 2026
Arena Strategic Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Arena Strategic Income Fund

Class I Shares (Ticker Symbol: ACSIX)

A series of Investment Managers Series Trust II

Supplement dated August 20, 2026, to the

Prospectus and Summary Prospectus,

each dated February 28, 2026.

Effective immediately, the “Fees and Expenses of the Fund” table beginning on page 1 of the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following: